Investment securities and fair value disclosure (Tables)	12 Months Ended
Mar. 31, 2017
Investment securities and fair value disclosure
Schedule of investment securities at cost and at fair value

	As of March 31, 2016
	Original cost	Gross unrealized gains	Gross unrealized losses	Provision for decline in value	Fair value
	(in millions of RMB)
Assets
Trading securities:
Listed equity securities	646	230	(105)	—	771
Financial derivatives	7	171	—	—	178
Available-for-sale securities:
Listed equity securities and other treasury investments	12,701	5,940	(438)	(957)	17,246
Held-to-maturity securities	10,760	—	—	(7)	10,753
Investment securities accounted for under the fair value option	4,256	366	—	—	4,622

	28,370	6,707	(543)	(964)	33,570

	As of March 31, 2017
	Original cost	Gross unrealized gains	Gross unrealized losses	Provision for decline in value	Fair value
	(in millions of RMB)
Assets
Available-for-sale securities:
Listed equity securities	15,325	9,792	(836)	(1,019)	23,262
Held-to-maturity securities	12,241	—	—	(180)	12,061
Investment securities accounted for under the fair value option	183	—	—	—	183

	27,749	9,792	(836)	(1,199)	35,506

Table of assets and liabilities that are measured at fair value on a recurring basis and categorized using the fair value hierarchy

	As of March 31, 2016
	Level 1	Level 2	Level 3	Total
	(in millions of RMB)
Assets
Short-term investments	4,700	—	—	4,700
Restricted cash and escrow receivables	1,346	—	—	1,346
Trading securities:
Listed equity securities	771	—	—	771
Financial derivatives	—	178	—	178
Available-for-sale securities:
Listed equity securities	17,246	—	—	17,246
Investment securities accounted for under the fair value option	—	—	4,622	4,622

	24,063	178	4,622	28,863

Liabilities
Forward exchange contracts	—	461	—	461
Contingent consideration in relation to investments and acquisitions	—	—	1,264	1,264

	—	461	1,264	1,725

	As of March 31, 2017
	Level 1	Level 2	Level 3	Total
	(in millions of RMB)
Assets
Short-term investments	3,011	—	—	3,011
Restricted cash and escrow receivables	2,655	—	—	2,655
Available-for-sale securities:
Listed equity securities	23,262	—	—	23,262
Investment securities accounted for under the fair value option	—	—	183	183
Interest rate swap contracts	—	436	—	436

	28,928	436	183	29,547

Liabilities
Forward exchange contracts	—	78	—	78
Contingent consideration in relation to investments and acquisitions	—	—	921	921

	—	78	921	999

Schedule of rolling forward of convertible and exchangeable bonds accounted for under the fair value option

Amounts
(in millions of RMB)
Balance at April 1, 2015	3,719
Net increase in fair value	630
Foreign currency translation adjustments	273

Balance at March 31, 2016	4,622
Decrease in fair value	(113)
Conversion or exchange (Notes 4(o) and 4(v))	(4,678)
Foreign currency translation adjustments	169

Balance at March 31, 2017	—

Schedule of rolling forward of contingent consideration in relation to investments and acquisitions

Amounts
(in millions of RMB)
Balance at April 1, 2015	1,278
Net decrease in fair value	(14)

Balance at March 31, 2016	1,264
Additions	293
Net decrease in fair value	(642)
Foreign currency translation adjustment	6

Balance at March 31, 2017	921